SHAREHOLDERS' EQUITY - Stock Option Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) year	Dec. 31, 2017 CAD year	Dec. 31, 2016 CAD
Share Capital, Reserves, And Other Equity Interest [Abstract]
Risk-free interest rate	1.10%	1.10%
Expected volatility	30.00%	30.00%
Dividend yield	1.10%	1.10%
Expected option life (years) | year	5	5
Share price (in Canadian dollars)		CAD 37.72
Exercise price (in Canadian dollars)	$ 34.96	34.96	CAD 0.00
Weighted average fair value per option granted (in Canadian dollars)		CAD 7.47